APRIL 30, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Templeton International Trust

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INTERNATIONAL

Templeton Foreign Smaller Companies Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Foreign Smaller Companies Fund

Your Fund’s Goal and Main Investments: Templeton Foreign Smaller Companies Fund seeks to provide long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of smaller companies located outside the U.S., including emerging markets.

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

This semiannual report for Templeton Foreign Smaller Companies Fund covers the six months ended April 30, 2012.

Performance Overview

For the six months under review, Templeton Foreign Smaller Companies Fund –Class A posted a +4.53% cumulative total return. The Fund underperformed the +5.08% total return of its benchmark, the MSCI All Country (AC) World ex USA Small Cap Index, which measures performance of international small capitalization stocks in developed and emerging markets.1 Please note that

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

index performance information is provided for reference and we do not attempt to track an index but rather undertake investments on the basis of fundamental research. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

During the six months under review, stocks overall recovered from 2011’s autumn market turmoil, though the generally positive momentum was book-ended by periods of weakness. Negative news at the beginning of the period included reports of slower growth in the U.S. and China, and a Belgian debt downgrade in Europe. However, renewed policy vigilance helped revive the stock markets. European leaders cut interest rates, expanded bank lending facilities, approved Greece’s second bailout, increased the region’s debt-crisis firewall and orchestrated a massive liquidity injection into the banking system through the Long-Term Refinancing Operation. The U.S. Federal Reserve Board anticipated keeping rates extraordinarily low through 2014 but stopped short of additional stimulus, while in emerging markets, China and India announced further cuts to bank capital requirements.

Redoubled policy efforts helped stabilize the European financial system and supported nascent U.S. economic improvements, and in the first quarter of 2012 global stocks, as measured by the MSCI AC World Index, had their best annual start in more than a decade. On the economic front, fourth quarter U.S. gross domestic product (GDP) growth was better than expected, unemployment claims fell, consumer confidence rose and potential indications of a recovery in the long-suffering housing market emerged. European economic trends remained divergent, with stronger northern countries remaining resilient while weaker southern countries generally contracted. Meanwhile, Chinese GDP growth in the fourth quarter of 2011 matched analysts’ estimates but fell below 9% for the first time in more than two years.2

However, market momentum faltered toward the end of the review period as renewed concerns about Europe’s fiscal crisis and global growth headwinds overshadowed continued policy vigilance. Amid rising populist backlash and growing concerns about the attainability of deficit reduction targets in Europe, Italian and Spanish bond yields rose and the cost of insuring Spain’s bonds against default reached a record. The Dutch cabinet resigned in the wake of a contentious austerity deal and socialist candidate Francois Hollande won a first-round victory in France’s presidential polls, which contributed further to

2. Source: National Bureau of Statistics (China).

4 | Semiannual Report

rising investor anxiety. Economic concerns also reemerged as Chinese and U.S. growth slowed and eurozone manufacturing contracted. Continued corporate profit strength and the International Monetary Fund’s slight upgrade of global growth forecasts helped generally offset gathering weakness. In this unsettled market environment, commodities and the euro declined for the period, while Treasuries and the U.S. dollar gained.

Investment Strategy

We take a bottom-up, value-oriented, long-term approach to investing. We focus our analysis on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit margins and liquidation value. We are patient investors and may hold a security for several years as we wait for the market to recognize a company’s true worth.

Manager’s Discussion

Several Fund holdings performed well and aided Fund performance during the six-month period under review. Persimmon, a leading U.K. homebuilder, benefited from improved fundamentals and robust cash generation. Our analysis led us to believe value remained and the company’s earnings could improve further as Persimmon works through its undeveloped property inventory and operations revert to levels consistent with the company’s long-term average. The U.K. government-backed mortgage indemnity program aimed at improving mortgage availability could provide a larger pool of eligible buyers, which should support the sector.

Hong Kong-based Techtronic Industries Co. is a brand leader in power tools and product innovation and product extension. The company continued to gain market share from competitors through what we viewed as better innovation, and its share price benefited from solid operating results for 2011. Following its restructuring, the company, in our view, could experience an increase in margins, despite the prospect of higher costs.

Italian asset manager Azimut Holding also performed well as strong inflows and fund performance at the beginning of 2012 led management to consider an extra dividend payout. Encouragingly, the firm’s sales team exceeded targets for five consecutive months, and performance fees rose sharply from 2011. Azimut is unleveraged with no direct asset exposure to the troubled countries dominating headlines. Furthermore, Azimut’s growth outpaced that of the Italian mutual fund industry over the past five years while maintaining its financial advisor base better than the industry average.

Semiannual Report | 5

In contrast, several holdings disappointed amid economic concerns. China Minzhong Food Corp. cultivates, manufactures and sells processed and fresh vegetables from its operations in China. Shares were negatively affected by a general sell-off of Chinese stocks during the period. Given our long-term perspective, however, we have a positive outlook toward the company because of its solid balance sheet, longstanding management that owns shares in the business, and various international quality control designations.

The share price declined for Canaccord Financial, a small independent Canadian brokerage firm, as trading activity waned during the period. We were encouraged that Canaccord viewed the market downturn as an opportunity to expand its geographic presence through acquisitions. In our view, broadening investment banking capabilities could enhance the group’s ability to leverage its existing infrastructure and capture additional revenues. In addition, a solid balance sheet with significant excess cash could provide the potential for support in a downturn. We believe that through its strong relationships with issuers and institutional clients, Canaccord is well positioned to benefit from a potential further recovery in capital markets activity.

Kloeckner, the largest producer and independent metal distributor in the combined European and North American market, experienced negative performance. The company offers distribution and metal processing services, and earnings are driven by demand for steel, which may be depressed in the event of a continued global economic slowdown. In our assessment, Kloeckner is an industry leader with sustainable competitive advantages, a track record of value-enhancing acquisitions and strong earnings growth potential on even modest assumptions of growth in steel demand.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended April 30, 2012, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

6 | Semiannual Report

Thank you for your continued participation in Templeton Foreign Smaller Companies Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 4/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. In addition, smaller company stocks have historically exhibited greater price volatility than large-company stocks, particularly over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.64%; B: 2.39%; C: 2.39%; and Advisor: 1.39%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

12 | Semiannual Report

Franklin Templeton International Trust

Financial Highlights

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Templeton International Trust

Financial Highlights (continued)

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Amount rounds to less than $0.01 per share.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Highlights (continued)

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton International Trust

Financial Highlights (continued)

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited)

Semiannual Report | 17

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

18 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Templeton International Trust

Financial Statements

Statement of Assets and Liabilities
April 30, 2012 (unaudited)

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
April 30, 2012 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Templeton International Trust

Financial Statements (continued)

Statement of Operations
for the six months ended April 30, 2012 (unaudited)

Templeton Foreign Smaller Companies Fund
Investment income:	
Dividends (net of foreign taxes of $148,851)	$ 2,141,901
Interest	231
Total investment income	2,142,132
Expenses:	
Management fees (Note 3a)	814,765
Distribution fees: (Note 3c)	
Class A	150,716
Class B	4,035
Class C	68,848
Transfer agent fees (Note 3e)	221,866
Custodian fees (Note 4)	25,163
Reports to shareholders	27,427
Registration and filing fees	53,582
Professional fees	24,111
Trustees' fees and expenses	6,362
Other	7,475
Total expenses	1,404,350
Net investment income	737,782
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments	(7,866,210)
Foreign currency transactions	(92,042)
Net realized gain (loss)	(7,958,252)
Net change in unrealized appreciation (depreciation) on:	
Investments	13,728,133
Translation of other assets and liabilities denominated in foreign currencies	26,620
Net change in unrealized appreciation (depreciation)	13,754,753
Net realized and unrealized gain (loss)	5,796,501
Net increase (decrease) in net assets resulting from operations	$ 6,534,283

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton International Trust

Notes to Financial Statements (unaudited)

Templeton Foreign Smaller Companies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Templeton Foreign Smaller Companies Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves,

24 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Smaller Companies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Semiannual Report | 25

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Smaller Companies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for

U.S. federal income taxes is required.
26 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Smaller Companies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Semiannual Report | 27

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Smaller Companies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

28 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:

Under a subadvisory agreement, TIC, an affiliate of FTIC, provides subadvisory services to the Fund. The subadvisory fee is paid by FTIC based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with FTIC, FT Services provides administrative services to the Fund. The fee is paid by FTIC based on average daily net assets, and is not an additional expense of the Fund.

Semiannual Report | 29

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Smaller Companies Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended April 30, 2012, the Fund paid transfer agent fees of $221,866, of which $105,110 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended April 30, 2012, there were no credits earned.

30 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Smaller Companies Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2011, the Fund had capital loss carryforwards of $23,400,846 expiring in 2017. During the year ended October 31, 2011, the Fund utilized $8,388,414 of capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At April 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2012, aggregated $50,708,881 and $49,092,346, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report | 31

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Smaller Companies Fund

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended April 30, 2012, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

32 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Smaller Companies Fund

9. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of April 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

Franklin Templeton International Trust

Shareholder Information

Templeton Foreign Smaller Companies Fund

Board Review of Investment Management Agreement

At a meeting held April 17, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the Funds within Franklin Templeton International Trust, including Templeton Foreign Smaller Companies Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies

34 | Semiannual Report

Franklin Templeton International Trust

Shareholder Information (continued)

Templeton Foreign Smaller Companies Fund

Board Review of Investment Management Agreement (continued)

and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments, including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a performance universe selected by Lipper. The performance

Semiannual Report | 35

Franklin Templeton International Trust

Shareholder Information (continued)

Templeton Foreign Smaller Companies Fund

Board Review of Investment Management Agreement (continued)

universe for the Fund consisted of the Fund and all retail and institutional international small/mid-cap value funds as selected by Lipper. Comparative performance within such universe was shown for the one-year period ended January 31, 2012, and the previous 10 years ended that date. The Lipper report showed the Fund’s total return for the one-year period to be in the lowest quintile of such performance universe, and on an annualized basis to be in the second-highest quintile of such universe for each of the previous three- and five-year periods, and the second-lowest quintile of such universe for the previous 10-year period. The Board discussed in detail with upper management the Fund’s current portfolio management team and the reasons for the Fund’s underperformance for the one-year period. While intending to monitor future performance, based on such discussions, the Board did not believe any immediate change in portfolio management was warranted, noting the Fund’s favorable comparative performance for the three- and five-year periods as shown in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper report showed the contractual investment management fee rate of the Fund to be in the middle quintile of its Lipper expense group and its actual total expense ratio to be within five basis points of the expense group median. The Board found the contractual investment management fee rate and total expense ratio of the Fund as shown in the Lipper report to be acceptable.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the

36 | Semiannual Report

Franklin Templeton International Trust

Shareholder Information (continued)

Templeton Foreign Smaller Companies Fund

Board Review of Investment Management Agreement (continued)

analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints so that as the Fund grows in size, its effective management fee rate declines. The fee schedule under the investment management agreement for the Fund provides an initial fee of 1% on the first $100 million of net assets; 0.90% on the next $150 million; 0.80% on the next $250 million; and 0.75% on net assets in excess of $500 million. The Fund’s assets were approximately $154 million at December 31, 2011, and the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, this schedule of fees provides for a sharing of benefits with the Fund and its shareholders.

Semiannual Report | 37

Franklin Templeton International Trust

Shareholder Information (continued)

Templeton Foreign Smaller Companies Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

38 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | **INTERNATIONAL** | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

TEMPLETON FOREIGN SMALLER COMPANIES FUND

Investment Manager
Franklin Templeton Investments Corp.

Subadvisor
Templeton Investment Counsel, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

191 S 06/12

APRIL 30, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin Templeton International Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

INTERNATIONAL

FRANKLIN INDIA GROWTH FUND

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin India Growth Fund

Your Fund’s Goal and Main Investments: Franklin India Growth Fund seeks long-term capital appreciation by investing under normal market conditions at least 80% of its net assets in securities of “Indian companies,” which are defined as those organized under the laws of, with a principal office in, or for which the principal trading market for their securities is in India, that derive 50% or more of total revenue or profit from goods or services produced or sales made in India, or that have 50% or more of their assets in India.1

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

This semiannual report for Franklin India Growth Fund covers the period ended April 30, 2012.

Performance Overview

For the six months under review, Franklin India Growth Fund – Class A had a -8.82% cumulative total return. The Fund performed better than the -9.66% total return of its benchmark, the MSCI India Index, which is designed to measure stock market performance in India.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

During the six months under review, India’s economic growth slowed due to cyclical factors and reduced investment spending stemming from policy issues. According to revised estimates, the economy grew 6.5% in the fiscal year ended March 31, 2012, compared to 8.4% in the previous fiscal year.3 Consumer spending, however, held up well and helped many Indian companies report reasonably strong revenue growth, even as profitability came under pressure due to higher input prices and borrowing costs.

1. The Fund currently invests indirectly in Indian companies through FT (Mauritius) Offshore Investments Limited, a wholly owned, collective investment vehicle registered in the Republic of Mauritius.
2. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Ministry of Statistics and Programme Implementation.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 15.

Semiannual Report | 3

Soft economic reports led the Reserve Bank of India (RBI) to alter its bias toward monetary tightening and in April, RBI lowered its benchmark policy rate. However, high global energy prices and domestic supply-demand imbalances prevented headline inflation from slowing meaningfully, and the RBI has indicated there is a low probability of further rate cuts in the near term. High global energy prices also contributed to a larger current account deficit and added to the government’s subsidy burden (India subsidizes fuel prices for local consumption), in turn leading to a rise in the fiscal deficit.

Helped by increased global risk appetite, Indian stocks overall staged a sharp rally in the first two months of 2012, largely erasing losses incurred in the prior months. However, in March and April, renewed global risk aversion and concerns about domestic macroeconomic headwinds led major indexes to post negative returns. Trends across sectors were divergent, and, as a whole, real estate stocks underperformed broad markets while consumer staples and auto stocks registered gains. Foreign institutional inflows remained robust during the six months under review. Near period-end, increased global risk aversion and importer demand for U.S. dollars led the Indian rupee to depreciate against the U.S. dollar.

Notwithstanding the recent slowdown in growth and ongoing policy issues, India has continued to be one of the fastest growing global economies. One of the Indian economy’s key advantages is a balanced growth model that relies to a lesser extent on external demand than the economies of some other emerging markets. Corporate India has demonstrated a relatively stable record of profitability and balance sheet leverage has declined. At recent levels, we consider markets attractively valued relative to historical averages and in our view, long-term growth fundamentals remain intact.

Investment Strategy

We are research-driven, fundamental investors pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we seek to invest in companies whose current market price, in our opinion, does not reflect future growth prospects. We choose companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between earnings growth potential, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analyses to evaluate companies for distinct and sustainable competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid

4 | Semiannual Report

management teams, strong balance sheets, above-average or rising margins, and strong returns on capital invested in the business. In choosing equity investments, we also consider such factors as the company’s financial strength, management’s expertise, the company’s growth potential within the industry, and the industry’s growth potential.

Manager’s Discussion

Our overall strategy has been to build a diversified portfolio of companies that cover the full market capitalization spectrum and that we believe are well positioned to take advantage of Indian economic growth. In particular, we believe companies benefiting from structural growth drivers such as rising consumer spending and infrastructure investment provide exposure to strong growth opportunities.

The top contributors to absolute performance over the six-month period included diesel engine manufacturing company Cummins India, automotive manufacturer Tata Motors and HDFC Bank. Cummins India is a market leader in engines used in power generation, telecommunications, automotive and other industrial sectors; its stock rose during the period due to improved business volumes. Tata Motors’ stock posted strong gains after the company reported a robust increase in volumes in its Jaguar Land Rover unit. The private sector HDFC Bank’s strong deposit franchise and relatively stable asset quality helped the bank maintain good growth in a challenging environment.

During the six months under review, declines in the value of telecommunication services and information technology (IT) holdings dragged on Fund performance.4 Regulatory issues weighed on telecommunications stocks, while a slowdown in developed markets could negatively affect IT services sector growth. As a result, wireless telecommunication leader Bharti Airtel and IT services giant Infosys were among the Fund’s poorest performers. Weakness in Reliance Industries’ share price also detracted from performance. Reliance is one of India’s largest conglomerates with interests in upstream (exploration, development and production) oil and gas, refining and related petrochemicals. A fall in exploration and production output as well as weakening downstream margins hindered earnings growth and weighed on stock performance. Notwithstanding the recent declines, we continued to hold these positions at period-end and believed the long-term outlook remained positive, given their strong market positions, management and execution capabilities, and healthy financial positions.

4. The telecommunication services sector comprises wireless telecommunication services in the SOI. The IT sector comprises IT services in the SOI.

Semiannual Report | 5

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended April 30, 2012, the U.S. dollar rose in value relative to the Indian rupee. As a result, the Fund’s performance was negatively affected by the portfolio’s predominant investment in securities denominated in the Indian rupee.

Thank you for your continued participation in Franklin India Growth Fund.

We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 4/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that the common expenses (including the expenses of FT (Mauritius) Offshore Investments Limited but excluding Rule 12b-1 fees) for each class of the Fund do not exceed 1.40% (other than certain nonroutine expenses) until 2/28/13.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctu-
ations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to risks associated with these companies’ smaller size, lesser liquidity and the potential lack of established legal, political, business and social frameworks to support securities markets in the countries in which they operate. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund is designed for the aggressive portion of a well-diversified port-
folio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent expense ratio, net of expense waivers, annualized for each class (A: 1.70%; C: 2.40%; and Advisor: 1.40%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report | 11

Franklin Templeton International Trust

Financial Highlights

[a]For the period January 31, 2008 (commencement of operations) to October 31, 2008.
[b]The per share amounts and ratios reflect income and expenses of the Portfolio.
[c]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[d]Based on average daily shares outstanding.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Amount rounds to less than $0.01 per share.
[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[h]Ratios are annualized for periods less than one year.
[i]Benefit of expense reduction rounds to less than 0.01%.
[j]Represents the Portfolio’s rate of turnover.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Highlights (continued)

[a]For the period January 31, 2008 (commencement of operations) to October 31, 2008.
[b]The per share amounts and ratios reflect income and expenses of the Portfolio.
[c]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[d]Based on average daily shares outstanding.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Amount rounds to less than $0.01 per share.
[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[h]Ratios are annualized for periods less than one year.
[i]Benefit of expense reduction rounds to less than 0.01%.
[j]Represents the Portfolio’s rate of turnover.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Templeton International Trust

Financial Highlights (continued)

[a]For the period January 31, 2008 (commencement of operations) to October 31, 2008.
[b]The per share amounts and ratios reflect income and expenses of the Portfolio.
[c]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[d]Based on average daily shares outstanding.
[e]Amount rounds to less than $0.01 per share.
[f]Effective September 1, 2008, the redemption fee was eliminated.
[g]Total return is not annualized for periods less than one year.
[h]Ratios are annualized for periods less than one year.
[i]Benefit of expense reduction rounds to less than 0.01%.
[j]Represents the Portfolio’s rate of turnover.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited)

Franklin India Growth Fund	Shares	Value
Common Stocks (Cost $1,505,544) 1.9%
IT Services 1.9%
[a]Cognizant Technology Solutions Corp., A (United States)	20,000	$1,466,400
Mutual Funds (Cost $73,113,641) 98.1%
Diversified Financial Services 98.1%
[a]FT (Mauritius) Offshore Investments Ltd. (India)	8,527,948	77,167,507
Total Investments (Cost $74,619,185) 100.0%		78,633,907
Other Assets, less Liabilities (0.0)%†		(16,694)
Net Assets 100.0%		$78,617,213

  Rounds to less than 0.1% of net assets.
  Non-income producing.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton International Trust

Financial Statements

Statement of Assets and Liabilities
April 30, 2012 (unaudited)

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Statements (continued)

Statement of Operations
for the six months ended April 30, 2012 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton International Trust

Financial Statements (continued)

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited)

Franklin India Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Franklin India Growth Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The Fund operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. At April 30, 2012, the Fund owned 100% of the outstanding shares of the Portfolio.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Semiannual Report | 19

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin India Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Fund’s investment in the Portfolio shares is valued at the Portfolio’s net asset value per share. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

b. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund’s investment in the Portfolio may be subject to income and withholding taxes in Mauritius and/or India which are discussed in Note 1(c) of the Portfolio’s Notes to Financial Statements.

20 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin India Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions, including investments in the Portfolio, are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

The Fund records its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses daily. In addition, the Fund accrues its own expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 21

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin India Growth Fund

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Portfolio and of the following subsidiaries:

22 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin India Growth Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers equal to 20% of the total management fee with the remainder to be paid by the Portfolio. The total management fee is paid based on the average daily net assets of the Fund as follows:

Under a subadvisory agreement, FT India, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

Semiannual Report | 23

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin India Growth Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended April 30, 2012, the Fund paid transfer agent fees of $79,215, of which $47,824 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, including the Fund’s share of the Portfolio’s allocated expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.40% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 28, 2013.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended April 30, 2012, there were no credits earned.

5. INCOME TAXES

At April 30, 2012, the cost of investments and net unrealized appreciation (depreciation) including the holdings of the Portfolio for income tax purposes were as follows:

24 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin India Growth Fund

5. INCOME TAXES (continued)

The Portfolio is a disregarded entity for United States Federal income tax purposes.

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, non-deductible expenses, offering costs, and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments including transactions from the Portfolio (excluding short term securities) for the period ended April 30, 2012, aggregated $21,527,339 and $24,666,850, respectively.

7. CONCENTRATION OF RISK

Investing in Indian equity securities through the Portfolio may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended April 30, 2012, the Fund did not use the Global Credit Facility.

Semiannual Report | 25

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin India Growth Fund

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At April 30, 2012, all of the Fund’s investments in securities and in securities through the Portfolio carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

26 | Semiannual Report

FT (Mauritius) Offshore Investments Limited

Financial Highlights

(Expressed in U.S. Dollars)

[a]For the period January 31, 2008 (commencement of operations) to October 31, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

FT (Mauritius) Offshore Investments Limited

Statement of Investments, April 30, 2012 (unaudited)

(Expressed in U.S. Dollars)

FT (Mauritius) Offshore Investments Limited

Statement of Investments, April 30, 2012 (unaudited) (continued)

(Expressed in U.S. Dollars)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

FT (Mauritius) Offshore Investments Limited

Financial Statements

(Expressed in U.S. Dollars)

Statement of Assets and Liabilities
April 30, 2012 (unaudited)

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

FT (Mauritius) Offshore Investments Limited

Financial Statements (continued)

(Expressed in U.S. Dollars)

Statement of Operations
for the six months ended April 30, 2012 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

FT (Mauritius) Offshore Investments Limited

Financial Statements (continued)

(Expressed in U.S. Dollars)

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

FT (Mauritius) Offshore Investments Limited

Notes to Financial Statements (unaudited)

(Expressed in U.S. Dollars)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Franklin India Growth Fund’s (Fund) purchase of securities of a wide selection of Indian companies, consistent with the Fund’s investment strategies and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At April 30, 2012, the Fund owned 100% of the Portfolio.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

The Portfolio’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Portfolio’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund’s procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or

Semiannual Report | 33

FT (Mauritius) Offshore Investments Limited

Notes to Financial Statements (unaudited) (continued)

(Expressed in U.S. Dollars)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Portfolio may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board.

The Portfolio does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference

34 | Semiannual Report

FT (Mauritius) Offshore Investments Limited

Notes to Financial Statements (unaudited) (continued)

(Expressed in U.S. Dollars)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes

The Portfolio conducts its investment activities in India as a tax resident of Mauritius and expects to obtain benefits under the double taxation treaty between Mauritius and India (Treaty). To obtain benefits under the Treaty, the Portfolio must meet certain tests and conditions, including the establishment of Mauritius tax residence and related requirements. The Portfolio has obtained a certificate from the Mauritius tax authorities and believes that such certification is evidence that it is a resident of Mauritius under the Treaty. A company which is a tax resident in Mauritius under the Treaty and has no branch or permanent establishment in India, will not be subject to capital gains tax in India on the sale of Indian securities but is subject to Indian withholding tax on interest earned on Indian securities at the rate of 21.012% (which includes surcharges). There is no withholding tax in India in respect of dividends paid by Indian companies and such dividends are exempt in the hands of the shareholders.

The Portfolio holds a Category 1 Global Business License for the purpose of the Financial Services Act 2007 and under current laws and regulations, is subject to tax in Mauritius at the rate of 15% on its net income. However, the Portfolio is entitled to a deemed tax credit equivalent to the higher of actual foreign tax suffered or a presumed foreign tax equivalent of 80% of the Mauritian tax on its foreign source income. Thus, the effective tax rate in Mauritius should not exceed 3% (i.e. 15% less 80% of 15%). Indian companies making distributions are, however, liable to a dividend distribution tax equivalent to 16.225% of the dividends distributed. A company holding at least 5% of the share capital of an Indian company and receiving dividends from that Indian company may claim a credit for tax paid by the Indian company on its profits out of which the dividends were distributed including the dividend distribution tax. No Mauritian capital gains tax is payable on profits arising from sale of securities, and any dividends and redemption proceeds paid by the Portfolio to its shareholders will be exempt from withholding or other tax.

The Portfolio continues to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain that its central management and control resides in Mauritius, and therefore management believes that the Portfolio will be able to obtain the benefits of the Treaty. Accordingly, no provision for Indian income taxes has been made in the accompanying financial statements of the Portfolio for taxes related to capital gains or dividends.

Semiannual Report | 35

FT (Mauritius) Offshore Investments Limited

Notes to Financial Statements (unaudited) (continued)

(Expressed in U.S. Dollars)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Income Taxes (continued)

The foregoing is based upon current interpretation and practice and is subject to future changes in Indian or Mauritian tax laws and in the Treaty. On March 16, 2012, the Finance Minister of the Government of India presented the Union Budget 2012 which includes proposed amendments to the income tax law and indirect taxes regime. One of the key updates is the proposal of stringent General Anti Avoidance Rules (GAAR), which could empower the Indian Revenue Authorities to disregard structures that lack commercial substance. These new rules will also seek to introduce broad discretionary powers to the Indian Revenue Authorities to investigate and seek to tax capital gains derived by non-Indian residents from the sale of Indian shares. These new rules, when and if enacted, could affect benefits received under the Treaty. Subsequently, following representations made by stakeholders, the implementation of the GAAR provisions have been deferred until April 1, 2013. A committee has also been constituted by the Indian government to produce a set of rules and guidelines (Guidelines) with a view to providing clarity and certainty on the application of GAAR. The Guidelines were expected to be issued by May 31, 2012. As these Guidelines have not yet been issued, management is not in a position to assess the implications of any GAAR provisions on the Portfolio, including any potential Indian capital gains tax claim in 2013. The Portfolio’s accounting policy in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) is to account for changes in tax laws when the laws are enacted.

d. Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Portfolio is notified of the ex-dividend date.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Portfolio’s organizational documents, the Portfolio’s officers and directors are indemnified by the Portfolio against certain liabilities arising out of the performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum

36 | Semiannual Report

FT (Mauritius) Offshore Investments Limited

Notes to Financial Statements (unaudited) (continued)

(Expressed in U.S. Dollars)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Guarantees and Indemnifications (continued)

exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the Portfolio expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Portfolio’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company of Franklin Advisers, Inc. (Advisers) which is the investment manager of the Portfolio.

a. Management Fees

The Portfolio pays an investment management fee to Advisers equal to 80% of the total management fee with the remainder to be paid by the Fund based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Portfolio pays an administrative fee to International Financial Services Limited (IFS), a Mauritius company, an annual fee of $30,000 plus reimbursement of certain expenses. Certain directors of the Portfolio are also directors of IFS.

Semiannual Report | 37

FT (Mauritius) Offshore Investments Limited

Notes to Financial Statements (unaudited) (continued)

(Expressed in U.S. Dollars)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2012, aggregated $21,527,339 and $24,666,850, respectively.

5. CONCENTRATION OF RISK

Investing in Indian equity securities through the Portfolio may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

6. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Portfolio adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At April 30, 2012, all of the Portfolio’s investments in securities carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

38 | Semiannual Report

FT (Mauritius) Offshore Investments Limited

Notes to Financial Statements (unaudited) (continued)

(Expressed in U.S. Dollars)

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Portfolio believes the adoption of this ASU will not have a material impact on its financial statements.

8. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 39

Franklin Templeton International Trust

Shareholder Information

Franklin India Growth Fund

Board Review of Investment Management Agreement

At a meeting held April 17, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the Funds within Franklin Templeton International Trust, including Franklin India Growth Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other

40 | Semiannual Report

Franklin Templeton International Trust

Shareholder Information (continued)

Franklin India Growth Fund

Board Review of Investment Management Agreement (continued)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments, including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a performance universe selected by Lipper. The performance universe for the Fund consisted of the Fund and all retail and institutional India region funds as selected by Lipper. The Fund has been in operation for only four full annual

Semiannual Report | 41

Franklin Templeton International Trust

Shareholder Information (continued)

Franklin India Growth Fund

Board Review of Investment Management Agreement (continued)

periods. The Lipper report comparison showed the Fund’s total return to be in the highest or best performing quintile of such performance universe for the one-year period and on an annualized basis to also be in the highest quintile of such universe during its four-year period of operations. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper report showed the contractual investment management fee rate for the Fund to be less than three basis points above the median of its Lipper expense group, and its actual total expense ratio to be below the median of such group. The Board was satisfied with such expenses, noting they were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis.

42 | Semiannual Report

Franklin Templeton International Trust

Shareholder Information (continued)

Franklin India Growth Fund

Board Review of Investment Management Agreement (continued)

In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The asset level of the Fund was approximately $61 million on December 31, 2011, and the Board believed the size of the Fund afforded no meaningful economies of scale.

Semiannual Report | 43

Franklin Templeton International Trust

Shareholder Information (continued)

Franklin India Growth Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

44 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | **INTERNATIONAL** | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN INDIA GROWTH FUND

Investment Manager
Franklin Advisers, Inc.

Subadvisor
Franklin Templeton Asset Management (India)
Private Limited

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

141 S 06/12

APRIL 30, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin Templeton International Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

GLOBAL

Franklin World Perspectives Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin World Perspectives Fund

Your Fund’s Goal and Main Investments: Franklin World Perspectives Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities in developed, emerging and frontier markets across the entire market capitalization spectrum.

Performance data represent past
performance, which does not
guarantee future results. Investment
return and principal value will
fluctuate, and you may have a gain
or loss when you sell your shares.
Current performance may differ
from figures shown. Please visit
franklintempleton.com or call
(800) 342-5236 for most recent
month-end performance.

We are pleased to bring you Franklin World Perspectives Fund’s semiannual report for the period ended April 30, 2012.

Performance Overview

Franklin World Perspectives Fund – Class A delivered a cumulative total return of +8.07% for the six-month period ended April 30, 2012. The Fund outperformed the +7.34% total return of its benchmark, the MSCI All Country World Plus Frontier Markets Index (ACWI FM), which measures stock performance in developed, emerging and frontier markets.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Economic and Market Overview

During the six months under review, stocks overall recovered from 2011’s autumn market turmoil, though the generally positive momentum was book-ended by periods of weakness. Negative news at the beginning of the period included reports of slower growth in the U.S. and China, and a Belgian debt downgrade in Europe. However, renewed policy vigilance helped revive the stock markets. European leaders cut interest rates, expanded bank lending facilities, approved Greece’s second bailout, increased the region’s debt-crisis firewall and orchestrated a massive liquidity injection into the banking system through the Long-Term Refinancing Operation. The U.S. Federal Reserve Board anticipated keeping rates extraordinarily low through 2014 but stopped short of additional stimulus, while in emerging markets, China and India announced further cuts to bank capital requirements.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 21.

Semiannual Report | 3

Redoubled policy efforts helped stabilize the European financial system and supported nascent U.S. economic improvements, and in the first quarter of 2012, global stocks, as measured by the MSCI All Country World Index, had their best annual start in more than a decade. On the economic front, fourth quarter U.S. gross domestic product (GDP) growth was better than expected, unemployment claims fell, consumer confidence rose and potential indications of a recovery in the long-suffering housing market emerged. European economic trends remained divergent, with stronger northern countries remaining resilient while weaker southern countries generally contracted. Meanwhile, Chinese GDP growth in the fourth quarter of 2011 matched analysts’ estimates but fell below 9% for the first time in more than two years.2

However, market momentum faltered toward the end of the review period as renewed concerns about Europe’s fiscal crisis and global growth headwinds overshadowed continued policy vigilance. Amid rising populist backlash and growing concerns about the attainability of deficit reduction targets in Europe, Italian and Spanish bond yields rose and the cost of insuring Spain’s bonds against default reached a record. The Dutch cabinet resigned in the wake of a contentious austerity deal and socialist candidate Francois Hollande won a first-round victory in France’s presidential polls, which contributed further to rising investor anxiety. Economic concerns also reemerged as Chinese and U.S. growth slowed and eurozone manufacturing contracted. Continued corporate profit strength and the International Monetary Fund’s slight upgrade of global growth forecasts helped generally offset gathering weakness. In this unsettled market environment, commodities and the euro declined for the period, while Treasuries and the U.S. dollar gained.

Within emerging markets, Asian stocks were among the better performers as the region’s economies were more resilient amid the heightened global uncertainty in equity markets. Thailand and the Philippines were among the strongest performers, while India was among the worst emerging market performers for the review period due to policy issues and a slowdown in growth.

Latin American markets delivered mixed performance, but overall performed generally weaker than emerging market peers. Despite economic growth rates in Latin America that were generally higher than other regions, signs of moderation surfaced in key economies such as Brazil.

Although frontier markets as a whole generally underperformed emerging markets during the review period, the Middle East and North Africa (MENA) region was relatively strong amid economic and political news. Within the

2. Source: National Bureau of Statistics (China).

4 | Semiannual Report

region, the best-performing markets were Saudi Arabia, Bahrain and the United Arab Emirates while the worst performers were Morocco and Tunisia. Strong demand from retail investors benefited many Saudi Arabian stocks ahead of the much-anticipated opening of the local stock market to foreigners.

Investment Strategy

We manage the Fund using a multi-manager approach. While we have overall responsibility for the Fund’s investments, we work and subcontract with Franklin Templeton’s local asset management teams (subadvisors) to determine regional and country allocations, and each subadvisor is responsible for selecting investments for that portion of the Fund’s portfolio allocated to it. We work closely with the subadvisors to develop local portfolios of securities seeking to outperform the relevant market of each region and combine those portfolios into a single global growth equity fund. The Fund’s actual exposure to various regions and markets will vary from time to time according to our and the subad-visors’ opinions as to the prevailing conditions and prospects for these markets.

Using a growth-oriented investment style, we seek to invest in growth-oriented equity securities of companies listed on the stock markets in developed, emerging and frontier regions and countries around the world, with the benefit of local knowledge and market insight. When choosing equity investments for the Fund, we and the subadvisors apply a research-driven, bottom-up, fundamental long-term approach, focusing on the market price of a company’s securities relative to our and the subadvisors’ evaluations of the company’s long-term earnings, asset value and cash flow potential. We seek to invest in financially strong companies with favorable growth potential and sustainable competitive advantages. We also consider a company’s price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

Developed market stocks generally performed better than their emerging and frontier market peers for the six months under review, although emerging market stocks gained more than their developed market peers during the second half of the period. Overall, the Fund’s emerging and frontier market holdings underperformed their developed market counterparts, in line with broader equity markets; however, the Fund’s stock selection across all markets (developed, emerging and frontier) benefited performance relative to the benchmark MSCI ACWI FM.

Semiannual Report | 5

Europe

Stock selection in Europe played a key role in the Fund’s relative performance, particularly in Switzerland, the U.K, the Netherlands and Italy. The Fund’s regional allocation was also favorable, notably the lack of exposure to Spain, whose market declined considerably toward the end of 2011, and an underweighted allocation to France. Looking at sectors, key contributors included the Fund’s overweighted allocation to Denmark’s health care sector, and stock selection in the U.K. financials sector.3

Consumer discretionary company Carpetright, a U.K.-based floor covering specialist and carpet retailer, was a leading performer during the period under review.4 After weak sales and profit margins in 2011 as U.K. remodeling and home purchases were delayed, shares advanced sharply during early 2012 following optimism regarding the European Central Bank’s monetary policy moves. In our opinion, Carpetright’s strengths included its balance sheet, a business that requires low capital intensity, and its leading position, which improved as many competitors left the floor covering industry. The Fund also benefited from gains for Dutch geotechnical, geophysical and geoscience services company Fugro, which serves the global oil and gas industries. Belgium-based beverage company Anheuser-Busch InBev helped the Fund as it reported strong earnings and higher net profits attributable to the acquisition of a Chinese brewery and the firm’s continued sales growth in Asian Pacific beverage markets. Savills, a U.K.-based property advisory company, gained in value, largely from ongoing expansion into the U.S. real estate market amid increased interest in investment properties.

In contrast, stock selection in France weighed on relative performance, including Neopost, a France-based information technology (IT) company, as its shares lost value during the first four months of 2012. Neopost provides mailing and logistics solutions such as customized mail processing systems to corporate customers throughout the globe. Outside of France, U.K.-based food retailer Tesco, the U.K.’s largest food retailer, fell in value during the period, and we sold the position.

Even with the region’s persistent challenges throughout the period, pockets of domestic growth could be found, and we increased our weightings in Germany, Sweden, France and the Netherlands while reducing our weightings in the U.K. and Ireland and eliminating our exposure to Greece.

3. The health care sector comprises health care equipment and supplies, health care providers and services, and health care technology in the SOI. The financials sector comprises commercial banks, consumer finance, diversified financial services, insurance, real estate investment trusts, and thrifts and mortgage finance in the SOI.

4. This holding is not an index component.

6 | Semiannual Report

Despite the concerns facing the eurozone, we believe many companies with strong fundamentals, solid balance sheets and attractive valuations remain available for investment. In our view, the attention given to fiscal imbalances within the eurozone that have existed for years is a positive development, and provides a higher likelihood that governments will take measures to address structural issues.

North America

Stock selection in the U.S. consumer staples and materials sectors helped relative performance, as did an overweighted allocation to IT.5 On a security level, Apple’s stock rose during the period; we view the high-quality growth company as possessing strong brand appeal, a healthy growth profile and solid balance sheet.

However, the Fund’s overall underweighted allocation to the U.S. detracted from returns relative to the benchmark, where positive signals about the country’s economic recovery gained momentum during the period. Our underweightings in financials and consumer staples detracted from relative performance, particularly financials, which rallied over the reporting period. Outside the U.S., falling commodity prices weighed on the Fund’s position in Canadian mining company Goldcorp, which hindered relative Fund performance.

We increased our exposure to the U.S. during the period under review, although U.S. exposure remained lower than the benchmark’s. Specifically, we increased Fund weightings in every sector except telecommunication services and utilities, where we continued to hold no exposure, with weightings in the IT, consumer discretionary and health care sectors having the largest increases in allocations.6

Company fundamentals remained strong in the U.S., as many companies reported robust earnings and maintained healthy balance sheets and high cash levels. We also saw progress in eliminating a series of economic imbalances that caused the 2008 crisis in the U.S., including household over-indebtedness, excessive leverage in the financials sector and a bubble in commercial and residential real estate construction. Longer term, the rise in U.S. manufacturing competitiveness amid decreasing labor costs, solid productivity, wage increases

5. The consumer staples sector comprises beverages, food and staples retailing, food products, household products and tobacco in the SOI. The materials sector comprises chemicals, containers and packaging, and metals and mining in the SOI. The IT sector comprises computers and peripherals; electronic equipment, instruments and components; IT services; office electronics; and semiconductors and semiconductor equipment.

6. The consumer discretionary sector comprises auto components; automobiles; diversified consumer services; hotels, restaurants and leisure; household durables; Internet and catalog retail; leisure equipment and products; media; multiline retail; specialty retail; and textiles, apparel and luxury goods in the SOI.

Semiannual Report | 7

in many emerging markets, the availability and low cost of natural gas, well-developed infrastructure, and the protection of intellectual property rights suggested to us that optimism about the U.S. may be well justified.

Asia Pacific (excluding Japan)

Stock selection in Taiwan’s IT, China’s financials and Hong Kong’s consumer discretionary sectors benefited relative results. Key individual contributors to relative performance included South Korean multinational conglomerate Samsung Electronics and Taiwanese IT companies SimploTechnology Co.7 and Catcher Technology Co. Samsung Electronics, one of Asia’s leading consumer electronics companies, delivered solid performance over the period; we expect earnings momentum should remain intact given the company’s strong product leadership in component businesses. Catcher Technology, one of the world’s largest manufacturers of light metal casings (aluminum alloy and magnesium alloy used in mobile phones, notebook computers and MP3 players), enjoys the patronage of Apple, Dell and HTC, and provides access to the continued rise in consumers’ interest in slimmer technology products.

Hindering relative performance was the Fund’s overweighted allocation to India, whose market declined, as well as overall stock selection in China and Australia. The Fund’s holding in China Shenhua Energy Co., China’s largest coal producer and an integrated player focused on the coal and power business, detracted from relative returns. In addition to coal production, the company also offers port loading, transportation and storage services to the coal-mining segment. The Fund’s position in Australia’s BHP Billiton proved unfavorable.

Although the Asia Pacific (excluding Japan) region represented a large overweighted allocation, during the period we decreased our weighting, primarily in Australia and Indonesia. For Australia, we identified some potential headwinds to the country’s growth prospects. Weakening commodity prices, driven by a structural slowdown in Chinese commodity demand that affected overall supply/demand dynamics, as well as market expectations of rate cuts, led to Australian dollar depreciation and challenges for Australian mining companies.

We view Asian countries as generally enjoying superior fundamental positions compared to many countries in the developed world. Furthermore, in our opinion some Asian emerging market economies offer stronger fundamentals than emerging economies in other regions due to the continued strength of long-term domestic demand, backed by low debt levels and a high savings rate. Despite recent stock market gains, valuations in Asia appeared reasonably attractive to us overall at period-end.

7. Sold by period-end.

8 | Semiannual Report

Japan

An underweighted allocation and stock selection in Japan helped relative performance. Specifically, positioning within the consumer discretionary, IT and health care sectors proved beneficial. During the reporting period, we reduced our weighting in Japan. We decreased our weightings in the IT and financials sectors. Within financials, we believe the medium- to long-term earnings potential for the banking industry is limited.

Industrial production in Japan grew at a fairly rapid pace recently and certain manufacturing sectors, such as electronic parts and devices, showed improvement. Despite the perceived increased earnings potential of Japanese companies due to a weak yen, however, in our view Japanese companies face constraints from the domestic energy situation and could be affected by negative developments in the global economy and financial system.

Latin America

Stock selection in the Brazilian utilities and financials sectors contributed to the Fund’s relative performance.8 Brazilian electric company Companhia Energetica de Minas Gerais rallied substantially for the period under review. Brazilian paper company Klabin also boosted performance. Conversely, the Fund’s overweighted allocation to Brazil and underweighting in the energy sector detracted from relative returns.9 Individual detractors included financial conglomerate Itausa-Investimentos Itau and metals and mining company Vale.

Brazil recently released economic figures suggesting a slowing economy, including declines in economic activity and contraction in the manufacturing sector. However, inflationary pressures seemed to retreat and provide support for the government’s measures to boost activity and cut interest rates. Economic growth could accelerate in the coming quarters as the full impact of the reduction in interest rates takes place, as well as the expected boost in investment for new infrastructure projects in preparation for the 2014 FIFA World Cup and 2016 summer Olympic games.

Middle East and North Africa (MENA)

The Fund’s positioning in the MENA region helped performance, particularly the Fund’s off-benchmark allocation to Saudi Arabia. Saudi Arabia’s market rose amid record government revenues from high oil prices, a healthy budget surplus and strong demand from retail investors in anticipation of the potential opening of the local stock market to foreign investment. Specifically,

8. The utilities sector comprises electric utilities in the SOI.

9. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

Semiannual Report | 9

the Fund’s financials stocks based in Saudi Arabia performed well during the period under review.

Our increased exposure to the MENA region reflected a new position in the financials sector in Oman and a slight increase in Saudi Arabian exposure. We continue to believe the MENA region is an attractive long-term investment destination, given what we believe to be favorable growth prospects and reasonable valuations, particularly in Gulf countries where we deployed the bulk of the Fund’s regional assets. The possibility that a number of regional markets may eventually become more open to direct foreign investment, especially Saudi Arabia, and possibly attain MSCI emerging market status could provide a further catalyst for investment.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended April 30, 2012, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure.

Although there are reasons to be cautious about global stock markets, we found our analysis of companies operating in their distinctive environments highlights stock-level opportunities that exist independent of economic trajectories. Over the long term, the ability of a company to manage working capital and grow earnings seems to us to be more closely correlated to its share price than the economic growth rate of its domestic market. Our fundamental approach seeks to identify many such attractively positioned companies in markets around the world, counting on our investment discipline to potentially capitalize on the opportunities future volatility may present.

10 | Semiannual Report

Thank you for your continued participation in Franklin World Perspectives Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 11

Performance Summary as of 4/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

12 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that the common expenses (excluding Rule 12b-1 fees) for each class do not exceed 1.25% (other than certain nonroutine expenses) until 2/28/13.

Semiannual Report | 13

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated. Six-month return has not been annualized. 3. Average annual total return represents the average annual change in value of an investment over the period indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

14 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 15

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent expense ratio, net of expense waivers, annualized for each class (A: 1.42%; C: 2.02%; R: 1.75%; and Advisor: 1.25%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

16 | Semiannual Report

Franklin Templeton International Trust

Financial Highlights

Franklin World Perspectives Fund

Class A	Six Months Ended April 30, 2012 (unaudited)	Period Ended October 31, 2011[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$ 9.63	$10.00
Income from investment operations[b]:		
Net investment income[c]	0.02	0.05
Net realized and unrealized gains (losses)	0.76	(0.41)
Total from investment operations	0.78	(0.36)
Less distributions from net investment income	(0.10)	(0.01)
Net asset value, end of period	$10.31	$ 9.63
Total return[d]	8.07%	(3.64)%
Ratios to average net assets[e]		
Expenses before waiver and payments by affiliates	2.17%	2.29%
Expenses net of waiver and payments by affiliates	1.42%	1.33%[f]
Net investment income	0.46%	0.54%
Supplemental data		
Net assets, end of period (000's)	$13,003	$11,796
Portfolio turnover rate	26.98%	71.86%

[a]For the period December 16, 2010 (commencement of operations) to October 31, 2011.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton International Trust

Financial Highlights (continued)

Franklin World Perspectives Fund

Class C	Six Months Ended April 30, 2012 (unaudited)	Period Ended October 31, 2011[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$ 9.57	$10.00
Income from investment operations[b]:		
Net investment income (loss)[c]	(0.02)	(0.01)
Net realized and unrealized gains (losses)	0.77	(0.41)
Total from investment operations	0.75	(0.42)
Less distributions from net investment income	(0.05)	(0.01)
Net asset value, end of period	$10.27	$ 9.57
Total return[d]	7.79%	(4.14)%
Ratios to average net assets[e]		
Expenses before waiver and payments by affiliates	2.77%	3.00%
Expenses net of waiver and payments by affiliates	2.02%	2.04%[f]
Net investment income (loss)	(0.14)%	(0.17)%
Supplemental data		
Net assets, end of period (000's)	$2,912	$2,689
Portfolio turnover rate	26.98%	71.86%

[a]For the period December 16, 2010 (commencement of operations) to October 31, 2011.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Highlights (continued)

Franklin World Perspectives Fund

Class R	Six Months Ended April 30, 2012 (unaudited)	Period Ended October 31, 2011[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$ 9.60	$10.00
Income from investment operations[b]:		
Net investment income[c]	—[d]	0.01
Net realized and unrealized gains (losses)	0.76	(0.40)
Total from investment operations	0.76	(0.39)
Less distributions from net investment income	(0.07)	(0.01)
Net asset value, end of period	$10.29	$ 9.60
Total return[e]	8.01%	(3.94)%
Ratios to average net assets[f]		
Expenses before waiver and payments by affiliates	2.50%	2.71%
Expenses net of waiver and payments by affiliates	1.75%	1.75%[g]
Net investment income	0.13%	0.12%
Supplemental data		
Net assets, end of period (000's)	$2,573	$2,399
Portfolio turnover rate	26.98%	71.86%

[a]For the period December 16, 2010 (commencement of operations) to October 31, 2011.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Rounds to less than $0.01.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Templeton International Trust

Financial Highlights (continued)

Franklin World Perspectives Fund

Advisor Class	Six Months Ended April 30, 2012 (unaudited)	Period Ended October 31, 2011[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$ 9.64	$10.00
Income from investment operations[b]:		
Net investment income[c]	0.03	0.05
Net realized and unrealized gains (losses)	0.76	(0.40)
Total from investment operations	0.79	(0.35)
Less distributions from net investment income	(0.11)	(0.01)
Net asset value, end of period	$10.32	$ 9.64
Total return[d]	8.24%	(3.54)%
Ratios to average net assets[e]		
Expenses before waiver and payments by affiliates	2.00%	2.21%
Expenses net of waiver and payments by affiliates	1.25%	1.25%[f]
Net investment income	0.63%	0.62%
Supplemental data		
Net assets, end of period (000's)	$10,797	$10,047
Portfolio turnover rate	26.98%	71.86%

[a]For the period December 16, 2010 (commencement of operations) to October 31, 2011.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited)

Semiannual Report | 21

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

22 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

Franklin World Perspectives Fund	Industry	Shares/ Rights/Units	Value
Common Stocks and Other Equity Interests (continued)			
Russia 0.7%			
[a]db x-trackers MSCI Russia Capped Index ETF	Diversified Financial Services	6,615	$ 203,544
Singapore 1.1%			
Avago Technologies Ltd.	Semiconductors & Semiconductor Equipment	3,560	122,749
Keppel Corp. Ltd.	Industrial Conglomerates	4,000	35,717
Singapore Exchange Ltd.	Diversified Financial Services	19,000	102,869
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	28,000	70,594
			331,929
South Africa 1.0%			
[a]CS ETF (IE)	Diversified Financial Services	570	68,979
iShares MSCI South Africa Index Fund ETF	Diversified Financial Services	3,334	228,712
			297,691
South Korea 2.6%			
Daewoo International Corp.	Trading Companies & Distributors	860	24,959
Doosan Heavy Industries and Construction Co. Ltd.	Construction & Engineering	775	36,550
GS Engineering & Construction Corp.	Construction & Engineering	668	49,827
Hana Financial Group Inc.	Commercial Banks	1,640	56,377
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	799	50,479
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	150	29,399
Hyundai Motor Co. Ltd.	Automobiles	556	132,094
JCEntertainment Corp.	Software	513	13,164
KB Financial Group Inc.	Commercial Banks	1,080	36,792
[a]Kumho Tire Co. Ltd.	Auto Components	2,350	29,319
LG Corp.	Industrial Conglomerates	509	25,942
LIG Insurance Co. Ltd.	Insurance	1,440	29,943
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	199	244,755
			759,600
Sweden 0.7%			
JM AB	Household Durables	11,789	218,373
Switzerland 1.7%			
[a]Dufry AG	Specialty Retail	2,020	274,008
Roche Holding AG	Pharmaceuticals	1,278	233,490
			507,498
Taiwan 1.8%			
Catcher Technology Co. Ltd.	Computers & Peripherals	4,390	28,157
Cathay Financial Holding Co. Ltd.	Insurance	29,000	30,736
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	33,468	83,455
Chinatrust Financial Holding Co. Ltd.	Commercial Banks	54,209	34,677
Formosa Plastics Corp.	Chemicals	8,260	23,515
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	8,000	40,336
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	23,000	54,039

Semiannual Report | 25

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

Semiannual Report | 27

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

28 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, April 30, 2012 (unaudited) (continued)

[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2012, the
value of this security was $47,042, representing 0.16% of net assets.
[c]See Note 7 regarding investments in Franklin India Growth Fund.
[d]See Note 9 regarding restricted securities.
[e]See Note 1(c) regarding Participatory Notes.
[f]The security is traded on a discount basis with no stated coupon rate.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin Templeton International Trust

Financial Statements

Statement of Assets and Liabilities
April 30, 2012 (unaudited)

Franklin World Perspectives Fund
Assets:	
Investments in securities:	
Cost	$27,067,938
Value	$29,112,816
Cash	8,835
Foreign currency, at value (cost $66,081)	65,936
Receivables:	
Investment securities sold	52,508
Capital shares sold	15,606
Dividends	95,460
Affiliates	5,298
Other assets	9
Total assets	29,356,468
Liabilities:	
Payables:	
Investment securities purchased	30,605
Capital shares redeemed	24
Custodian fees (Note 4)	4,092
Reports to shareholders	8,690
Professional fees	15,027
Registration and filing fees	11,523
Accrued expenses and other liabilities	837
Total liabilities	70,798
Net assets, at value	$29,285,670
Net assets consist of:	
Paid-in capital	$28,275,855
Distributions in excess of net investment income	(5,326)
Net unrealized appreciation (depreciation)	2,045,353
Accumulated net realized gain (loss)	(1,030,212)
Net assets, at value	$29,285,670

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
April 30, 2012 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin Templeton International Trust

Financial Statements (continued)

Statement of Operations
for the six months ended April 30, 2012 (unaudited)

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton International Trust

Notes to Financial Statements (unaudited)

Franklin World Perspectives Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Franklin World Perspectives Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves,

34 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin World Perspectives Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Semiannual Report | 35

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin World Perspectives Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Participatory Notes

The Fund invests in Participatory Notes (P-Notes). P-notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

|	Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin World Perspectives Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Semiannual Report | 37

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin World Perspectives Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

38 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Semiannual Report | 39

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin World Perspectives Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

Under a subadvisory agreement, FT India, FT Brazil, FTIML, FT Korea, FTIC and FT Japan, affiliates of Advisers, provide subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

40 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin World Perspectives Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

For the period ended April 30, 2012, the Fund paid transfer agent fees of $5,541, of which $2,936 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.25% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 28, 2013.

g. Other Affiliated Transactions

At April 30, 2012, Franklin Resources, Inc. owned 87.99% of the Fund’s outstanding shares.

Investment activities of this shareholder could have a material impact on the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended April 30, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2011, the Fund had capital loss carryforwards of $706,192 expiring in 2019.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

Semiannual Report | 41

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin World Perspectives Fund

5. INCOME TAXES (continued)

At April 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign capital gains tax, offering costs, and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2012, aggregated $8,120,007 and $7,209,592, respectively.

7. INVESTMENTS IN FRANKLIN INDIA GROWTH FUND

The Fund may invest in the Franklin India Growth Fund, an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in Franklin India Growth Fund, in an amount not to exceed the management fees paid by the Franklin India Growth Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

42 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin World Perspectives Fund

9. RESTRICTED SECURITIES (continued)

At April 30, 2012, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended April 30, 2012, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Semiannual Report | 43

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin World Perspectives Fund

11. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2012, in valuing the Fund’s assets carried at fair value, is as follows:

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

12. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

44 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin World Perspectives Fund

12. NEW ACCOUNTING PRONOUNCEMENTS (continued)

In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
FFCB	-	Federal Farm Credit Bank
SPDR	-	S&P Depositary Receipt

Semiannual Report | 45

Franklin Templeton International Trust

Shareholder Information

Franklin World Perspectives Fund

Board Review of Investment Management Agreement

At a meeting held April 17, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the Funds within Franklin Templeton International Trust, including Franklin World Perspectives Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies

46 | Semiannual Report

Franklin Templeton International Trust

Shareholder Information (continued)

Franklin World Perspectives Fund

Board Review of Investment Management Agreement (continued)

and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments, including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed the investment performance

Semiannual Report | 47

Franklin Templeton International Trust

Shareholder Information (continued)

Franklin World Perspectives Fund

Board Review of Investment Management Agreement (continued)

of its Class A shares in comparison to a performance universe selected by Lipper. The performance universe for the Fund consisted of the Fund and all retail and institutional global multi-cap growth funds. The Fund has been in operation for only one year and the Lipper report showed its total return to be in the second-highest quintile of such universe for the 12-month period ended January 31, 2012. The Board did not find such performance to be meaningful in view of the Fund’s limited period of operation.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper report for the Fund showed both its contractual management fee rate and actual total expense ratio to be below the median of its Lipper expense group. The Board was satisfied with such expenses, noting they were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the

48 | Semiannual Report

Franklin Templeton International Trust

Shareholder Information (continued)

Franklin World Perspectives Fund

Board Review of Investment Management Agreement (continued)

Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The asset level of the Fund was approximately $26 million on December 31, 2011, and the Board believed the size of the Fund afforded no meaningful economies of scale.

Semiannual Report | 49

Franklin Templeton International Trust

Shareholder Information (continued)

Franklin World Perspectives Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

50 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | **GLOBAL** | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN WORLD PERSPECTIVES FUND

Investment Manager
Franklin Advisers, Inc.

Subadvisors
Franklin Templeton Investimentos (Brasil) Ltda.
Franklin Templeton Investment Corp.
Franklin Templeton Investment Management Limited
Franklin Templeton Asset Management (India) Private Limited
Franklin Templeton Investment Trust Management Co., Ltd.
Franklin Templeton Investments Japan Limited

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

097 S 06/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment

Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLTON INTERNATIONAL TRUST